OPERATING SEGMENT INFORMATION - Segment Capital Expenditures (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Capital expenditures	€ (337)	€ (273)	€ (232)
P&ARP
Disclosure of operating segments [line items]
Capital expenditures	(168)	(127)	(94)
A&T
Disclosure of operating segments [line items]
Capital expenditures	(95)	(78)	(70)
AS&I
Disclosure of operating segments [line items]
Capital expenditures	(69)	(62)	(62)
H&C
Disclosure of operating segments [line items]
Capital expenditures	€ (5)	€ (6)	€ (6)